EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted:
Net loss	$ (1,971,311)	$ (1,430,810)	$ (6,663,428)	$ (5,681,833)
Weighted-average number of common shares, diluted	12,952,106	7,569,115	10,515,995	6,528,959
Diluted net loss per common share	$ (0.15)	$ (0.19)	$ (0.63)	$ (0.87)
Weighted-average number of common shares, basic	12,952,106	7,569,115
Basic net loss per common share	$ (0.15)	$ (0.19)	$ (0.63)	$ (0.87)